Fair Value Of Assets And Liabilities (Fair Value Of Financial Instruments Held By Consolidated Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 835.5		$ 727.4		$ 740.5	$ 762.0
Assets held for policyholders	1,153.6		1,243.5
Foreign time deposits	31.3		32.2
Support agreements	(1.0)		(1.0)
Policyholder payables	(1,153.6)		(1,243.5)
Derivative liabilities			5.8
Total debt	(1,186.0)		(1,284.7)
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	835.5		727.4
Available for sale investments	122.1		63.5
Assets held for policyholders	1,153.6		1,243.5
Trading investments	218.7		187.5
Foreign time deposits	31.3	[1]	32.2	[1]
Support agreements	(1.0)	[1]	(1.0)	[1]
Policyholder payables	(1,153.6)		(1,243.5)
Financial instruments sold, not yet purchased	(1.5)		(1.0)
Note payable	(3.4)		(16.8)
Total debt	(1,186.0)	[1]	(1,284.7)	[1]
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	835.5		727.4
Available for sale investments	122.1		63.5
Assets held for policyholders	1,153.6		1,243.5
Trading investments	218.7		187.5
Foreign time deposits	31.3	[1]	32.2	[1]
Support agreements	(1.0)	[1]	(1.0)	[1]
Policyholder payables	(1,153.6)		(1,243.5)
Financial instruments sold, not yet purchased	(1.5)		(1.0)
Note payable	(3.4)		(16.8)
Total debt	$ (1,204.8)		$ (1,307.5)	[1]

[1]	These financial instruments are not measured at fair value on a recurring basis. See the indicated footnotes for additional information about the carrying and fair values of these financial instruments. Foreign time deposits are measured at cost plus accrued interest, which approximates fair value, and are accordingly classified as Level 2 securities